SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Sep. 30, 2024	Mar. 09, 2024	Mar. 08, 2024	Sep. 30, 2023	Jan. 17, 2023	Dec. 11, 2019
Condensed Financial Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001		$ 0.001
Common Stock, Shares Authorized		270,000,000		270,000,000		45,000,000
Common Stock, Shares, Outstanding	3,970,558			1,173,867	275,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		30,000,000	5,000,000	30,000,000
Preferred Stock, Shares Outstanding				0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.001
Common Stock, Shares Authorized				270,000,000
Common Stock, Shares, Outstanding	3,970,558			1,173,867
Preferred Stock, Par or Stated Value Per Share				$ 0.001
Preferred Stock, Shares Authorized				30,000,000
Preferred Stock, Shares Outstanding				0